SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 CAD ($) year
Share options
Weighted average risk-free interest rate	1.80%	2.00%
Weighted average expected volatility	62.80%	65.00%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years)	5.0	5.0
Weighted average grant-date fair value (C$ per share)	$ 2.54	$ 3.77
Weighted average share price at grant date (C$ per share)	4.74	6.83
Weighted average exercise price (C$ per share)	$ 4.74	$ 6.83
Deferred share units
Weighted average risk-free interest rate	1.90%	1.70%
Weighted average expected volatility	44.00%	44.00%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years)	1.0	1.0
Weighted average grant-date fair value (C$ per share)	$ 5.01	$ 7.26
Weighted average share price at grant date (C$ per share)	$ 5.01	$ 7.26